Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities
Net income (loss) for the period	$ (3,795)	$ (3,429)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	0	0
Increase (Decrease) in
Accounts payable	3,795	0
Net cash provided by operating activities	0	(3,429)
Cash Flows from Investing Activities	0	0
Cash Flows from Financing Activities
Cash funded from bankruptcy trust	0	0
Sale of common stock	0	0
Working Capital contributed by controlling stockholder	0	3,429
Net cash provided by financing activities	0	3,429
Increase in Cash	0	0
Cash at beginning of period	656	0
Supplemental Disclosure of Interest and Income Taxes Paid
Interest paid during the period	0	0
Income taxes during the period	$ 0	$ 0